Document and Entity Information	Apr. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 04, 2022
Entity Registrant Name	GALAXY GAMING, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-30653
Entity Tax Identification Number	20-8143439
Entity Address, Address Line One	6480 Cameron Street Suite 305
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	702
Local Phone Number	939-3254
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GLXZ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Description	Galaxy Gaming, Inc. (the “Company”) has determined that an administrative error occurred in connection with the filing of its Current Report on Form 8-K that was originally filed with the Securities and Exchange Commission on April 4, 2022 (the “Original Report”). This amendment to the Original Report (this “Amendment”) is being filed solely for the purpose of including the signature page to the Original Report, which was inadvertently removed during the edgarization process. This Amendment does not amend any other
Entity Central Index Key	0000013156